Exhibit 99.1
MONTHLY DISTRIBUTION STATEMENT TO CERTIFICATEHOLDERS

HSBC Home Equity Loan Trust (USA) 2007-1

Distribution Number	1
Beginning Date of Collection Period	2-Apr-07
Ending Date of Collection Period	30-Apr-07
Distribution Date	21-May-07
Previous DistributionDate	N/A
Floating-Rate Certificates Interest Period Beginning On	26-Apr-07
Floating-Rate Certificates Interest Period Ending On	20-May-07

Funds Disbursement
Collected Funds (including Servicing Fee)	23,102,741.25
Available Distribution Amount	22,707,334.52
Principal Collections	16,459,245.15

Net Interest Collections	6,248,089.37

Interest Collections	6,643,496.10
Principal recoveries	0.00
Compensating Interest	0.00
Servicing Fee (after Compensating Interest)	395,406.73

Disbursements	23,102,741.25
Current Interest and Interest Carryforward Amount Distributed to Certificateholders	3,315,916.06
Principal Distribution Amount to Certificateholders	16,466,343.04
Unpaid Realized Loss Amount to Certificateholders	0.00
Net Rate Carryover Amount to Certificateholders	0.00
Remaining Available Distribution Amount to Class R Certificateholder	2,925,075.42
Servicing Fee after Compensating Interest (to Servicer)	395,406.73

Other payments or reimbursements to Servicer pursuant to Section 3.03	0.00

Pool Balance
Beginning Pool Balance	981,699,457.43
Principal Collections (including repurchases)	16,459,245.15
Realized Loss	0.00
Ending Pool Balance	965,240,212.28

Certificate Balance
Beginning Certificate Balance	810,400,000.00
Certificate Paydown	16,466,343.04
Applied Realized Loss Amount	0.00
Ending Certificate Balance	793,933,656.96

Collateral Performance
Cash yield (% of beginning balance, annualized)	8.40%
Loss rate (% of beginning balance, net of principal recoveries)	0.00%
Net yield	8.40%
Realized Losses	0.00
Cumulative Realized Losses	0.00
Cumulative Loss Percentage	0.00%
Delinquent Loans:
One payment principal balance of loans	0.00
One payment number of loans	-
Two payments principal balance of loans	0.00
Two payments number of loans	-
Three payments plus principal balance of loans	0.00
Three payments plus number of loans	-
One Payment Delinquency Percentage (for related Collection Period)	0.00%
Two Payment Delinquency Percentage (for related Collection Period)	0.00%
Two Payment Plus Delinquency Percentage (for related Collection Period)	0.00%
Two Payment Plus Rolling Average (for such Distribution Date)	0.00%
Three Payment Plus Delinquency Percentage (for related Collection Period)	0.00%

Aggregate Principal Balance of Loans that were restructured during such Collection Period	0.00
Aggregate Principal Balance of Loans restructured in Collection Period as % of EOP Pool Balance	0.00%

Home Equity Loan Detail
Number of loans purchased or substituted pursuant to Section 2.02	-
Principal balance of loans purchased or substituted pursuant to Section 2.02	0.00
Number of loans purchased or substituted pursuant to Section 2.04	-
Principal balance of loans purchased or substituted pursuant to Section 2.04	0.00
Number of loans purchased or substituted pursuant to Section 3.01	-
Principal balance of loans purchased or substituted pursuant to Section 3.01	0.00
Substitution Adjustment Amounts	0.00

Number outstanding beginning of period	8,712
Number outstanding end of period	8,687
Principal balance of all REO as of the end of the Collection Period	0.00
Number of loans that went into REO during the Collection Period	-
Principal balance of loans that went into REO during the Collection Period	0.00

Overcollateralization
Beginning OC Amount	171,299,457.43
Realized Loss	0.00
OC Release Amount	0.00
Extra Principal Distribution Amount	7,097.89
Ending OC Amount	171,306,555.32

Target OC Amount	171,306,555.32
Interim OC Amount	171,299,457.43
Interim OC Deficiency	7,097.89

Monthly Excess Cashflow	2,932,173.31

Other
Stepdown	No
Credit Support Depletion Date Achieved	No
Trigger Event	No
Servicer Termination Event	No
Original Certificate Balance	810,400,000.00
Total EOP Certificate Principal Amount divided by Total Original Certificate Principal Amount	97.968122%
Total EOP Certificate Principal Amount divided by Total Original Certificate Principal
Amount <15.00%	No
Certificate Group 1 Percentage	34.650034650%
Certificate Group 2 Percentage	65.349965350%

Interest Calculations
1 month LIBOR	5.32000%

Class A-S Formula Rate (1-mo. Libor plus 20 bps)	5.52000%
Class A-S Pass-Through Rate	5.52000%
Class A-M Formula Rate (1-mo. Libor plus 24 bps)	5.56000%
Class A-M Pass-Through Rate	5.56000%
Class A-1F Formula Rate (5.91%)	5.91000%
Class A-1F Pass-Through Rate	5.91000%
Class A-1V Formula Rate (1-mo. Libor plus 11 bps)	5.43000%
Class A-1V Pass-Through Rate	5.43000%
Class A-2F Formula Rate (5.60%)	5.60000%
Class A-2F Pass-Through Rate	5.60000%
Class A-2V Formula Rate (1-mo. Libor plus 18 bps)	5.50000%
Class A-2V Pass-Through Rate	5.50000%
Class A-3F Formula Rate (5.73%)	5.73000%
Class A-3F Pass-Through Rate	5.73000%
Class A-3V Formula Rate (1-mo. Libor plus 24 bps)	5.56000%
Class A-3V Pass-Through Rate	5.56000%
Class A-4 Formula Rate (1-mo. Libor plus 36 bps)	5.68000%
Class A-4 Pass-Through Rate	5.68000%
Class M-1 Formula Rate (1-mo. Libor plus 38 bps)	5.70000%
Class M-1 Pass-Through Rate	5.70000%
Class M-2 Formula Rate (1-mo. Libor plus 48 bps)	5.80000%
Class M-2 Pass-Through Rate	5.80000%

Net Rate Cap for Fixed Rate Certificates	7.95200%
Net Rate Cap for Floating Rate Certificates	9.54200%

Class A-S Certficateholder's Statement

A. Information on Distributions
Original Class A-S Certificate Balance	200,000,000.00
1. Total Distributions per $1,000	26.655708
2. Principal Distribution per $1,000	22.822374
3. Interest Distribution per $1,000	3.833333

B. Calculation of Class A-S Interest
1. Class A-S Pass-Through Rate	5.52000%
2. Days in Accrual Period	25

3. Class A-S Interest Due	766,666.67
4. Class A-S Interest Paid	766,666.67
5. Class A-S Interest Carry Forward Amount Due	0.00
6. Class A-S Interest Carry Forward Amount Paid	0.00
7. Class A-S Net Rate Carryover Amount Due	0.00
8. Class A-S Net Rate Carryover Amount Paid	0.00

9. Class A-S Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-S Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-S Principal
1. Class A-S Certificate Principal Amount, BOP	200,000,000.00
2. Class A-S Principal Due	4,564,474.86
3. Class A-S Principal Paid	4,564,474.86
4. Class A-S Certificate Principal Amount, EOP	195,435,525.14

5. Class A-S Certificate Principal Amount as a % of Original Class A-S
Certificate Principal Amount, EOP	97.717763%
6. Class A-S Certificate Principal Amount as a % of the Pool Balance, EOP	20.247346%
7. Class A-S Certificate principal distribution percentage	27.720027749%

Class A-M Certficateholder's Statement

A. Information on Distributions
Original Class A-M Certificate Balance	50,000,000.00
1. Total Distributions per $1,000	26.683485
2. Principal Distribution per $1,000	22.822374
3. Interest Distribution per $1,000	3.861111

B. Calculation of Class A-M Interest

1. Class A-M Pass-Through Rate	5.56000%
2. Days in Accrual Period	25

3. Class A-M Interest Due	193,055.56
4. Class A-M Interest Paid	193,055.56
5. Class A-M Interest Carry Forward Amount Due	0.00
6. Class A-M Interest Carry Forward Amount Paid	0.00
7. Class A-M Net Rate Carryover Amount Due	0.00
8. Class A-M Net Rate Carryover Amount Paid	0.00

9. Class A-M Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-M Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-M Principal
1. Class A-M Certificate Principal Amount, BOP	50,000,000.00
2. Class A-M Principal Due	1,141,118.71
3. Class A-M Principal Paid	1,141,118.71
4. Class A-M Certificate Principal Amount, EOP	48,858,881.29

5. Class A-M Certificate Principal Amount as a % of Original Class A-M
Certificate Principal Amount, EOP	97.717763%
6. Class A-M Certificate Principal Amount as a % of the Pool Balance, EOP	5.061836%
7. Class A-M Certificate principal distribution percentage	6.930006907%

Class A-1F Certficateholder's Statement

A. Information on Distributions
Original Class A-1F Certificate Balance	144,100,000.00
1. Total Distributions per $1,000	46.260060
2. Principal Distribution per $1,000	41.499227
3. Interest Distribution per $1,000	4.760833

B. Calculation of Class A-1F Interest
1. Class A-1F Pass-Through Rate	5.91000%
2. Days in Accrual Period	29

3. Class A-1F Interest Due	686,036.08
4. Class A-1F Interest Paid	686,036.08
5. Class A-1F Interest Carry Forward Amount Due	0.00
6. Class A-1F Interest Carry Forward Amount Paid	0.00
7. Class A-1F Net Rate Carryover Amount Due	0.00
8. Class A-1F Net Rate Carryover Amount Paid	0.00

9. Class A-1F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1F Principal

1. Class A-1F Certificate Principal Amount, BOP	144,100,000.00
2. Class A-1F Principal Due	5,980,038.56
3. Class A-1F Principal Paid	5,980,038.56
4. Class A-1F Certificate Principal Amount, EOP	138,119,961.44

5. Class A-1F Certificate Principal Amount as a % of Original Class A-1F
Certificate Principal Amount, EOP	95.850077%
6. Class A-1F Certificate Principal Amount as a % of the Pool Balance, EOP	14.309387%
7. Class A-1F Certificate principal distribution percentage	36.316737393%

Class A-1V Certficateholder's Statement

A. Information on Distributions
Original Class A-1V Certificate Balance	115,200,000.00
1. Total Distributions per $1,000	45.270060
2. Principal Distribution per $1,000	41.499227
3. Interest Distribution per $1,000	3.770833

B. Calculation of Class A-1V Interest
1. Class A-1V Pass-Through Rate	5.43000%
2. Days in Accrual Period	25

3. Class A-1V Interest Due	434,400.00
4. Class A-1V Interest Paid	434,400.00
5. Class A-1V Interest Carry Forward Amount Due	0.00
6. Class A-1V Interest Carry Forward Amount Paid	0.00
7. Class A-1V Net Rate Carryover Amount Due	0.00
8. Class A-1V Net Rate Carryover Amount Paid	0.00

9. Class A-1V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1V Principal
1. Class A-1V Certificate Principal Amount, BOP	115,200,000.00
2. Class A-1V Principal Due	4,780,710.91
3. Class A-1V Principal Paid	4,780,710.91
4. Class A-1V Certificate Principal Amount, EOP	110,419,289.09

5. Class A-1V Certificate Principal Amount as a % of Original Class A-1V
Certificate Principal Amount, EOP	95.850077%
6. Class A-1V Certificate Principal Amount as a % of the Pool Balance, EOP	11.439566%
7. Class A-1V Certificate principal distribution percentage	29.033227951%

Class A-2F Certficateholder's Statement

A. Information on Distributions

Original Class A-2F Certificate Balance	34,400,000.00
1. Total Distributions per $1,000	4.511111
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.511111

B. Calculation of Class A-2F Interest
1. Class A-2F Pass-Through Rate	5.60000%
2. Days in Accrual Period	29

3. Class A-2F Interest Due	155,182.22
4. Class A-2F Interest Paid	155,182.22
5. Class A-2F Interest Carry Forward Amount Due	0.00
6. Class A-2F Interest Carry Forward Amount Paid	0.00
7. Class A-2F Net Rate Carryover Amount Due	0.00
8. Class A-2F Net Rate Carryover Amount Paid	0.00

9. Class A-2F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2F Principal
1. Class A-2F Certificate Principal Amount, BOP	34,400,000.00
2. Class A-2F Principal Due	0.00
3. Class A-2F Principal Paid	0.00
4. Class A-2F Certificate Principal Amount, EOP	34,400,000.00

5. Class A-2F Certificate Principal Amount as a % of Original Class A-2F
Certificate Principal Amount, EOP	100.000000%
6. Class A-2F Certificate Principal Amount as a % of the Pool Balance, EOP	3.563880%
7. Class A-2F Certificate principal distribution percentage	0.000000000%

Class A-2V Certficateholder's Statement

A. Information on Distributions
Original Class A-2V Certificate Balance	28,700,000.00
1. Total Distributions per $1,000	3.819445
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	3.819445

B. Calculation of Class A-2V Interest
1. Class A-2V Pass-Through Rate	5.50000%
2. Days in Accrual Period	25

3. Class A-2V Interest Due	109,618.06
4. Class A-2V Interest Paid	109,618.06
5. Class A-2V Interest Carry Forward Amount Due	0.00
6. Class A-2V Interest Carry Forward Amount Paid	0.00

7. Class A-2V Net Rate Carryover Amount Due	0.00
8. Class A-2V Net Rate Carryover Amount Paid	0.00

9. Class A-2V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2V Principal
1. Class A-2V Certificate Principal Amount, BOP	28,700,000.00
2. Class A-2V Principal Due	0.00
3. Class A-2V Principal Paid	0.00
4. Class A-2V Certificate Principal Amount, EOP	28,700,000.00

5. Class A-2V Certificate Principal Amount as a % of Original Class A-2V
Certificate Principal Amount, EOP	100.000000%
6. Class A-2V Certificate Principal Amount as a % of the Pool Balance, EOP	2.973353%
7. Class A-2V Certificate principal distribution percentage	0.000000000%

Class A-3F Certficateholder's Statement

A. Information on Distributions
Original Class A-3F Certificate Balance	45,700,000.00
1. Total Distributions per $1,000	4.615833
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.615833

B. Calculation of Class A-3F Interest
1. Class A-3F Pass-Through Rate	5.73000%
2. Days in Accrual Period	29

3. Class A-3F Interest Due	210,943.58
4. Class A-3F Interest Paid	210,943.58
5. Class A-3F Interest Carry Forward Amount Due	0.00
6. Class A-3F Interest Carry Forward Amount Paid	0.00
7. Class A-3F Net Rate Carryover Amount Due	0.00
8. Class A-3F Net Rate Carryover Amount Paid	0.00

9. Class A-3F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-3F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3F Principal
1. Class A-3F Certificate Principal Amount, BOP	45,700,000.00
2. Class A-3F Principal Due	0.00
3. Class A-3F Principal Paid	0.00
4. Class A-3F Certificate Principal Amount, EOP	45,700,000.00

5. Class A-3F Certificate Principal Amount as a % of Original Class A-3F
Certificate Principal Amount, EOP	100.000000%

6. Class A-3F Certificate Principal Amount as a % of the Pool Balance, EOP	4.734573%
7. Class A-3F Certificate principal distribution percentage	0.000000000%

Class A-3V Certficateholder's Statement

A. Information on Distributions
Original Class A-3V Certificate Balance	34,100,000.00
1. Total Distributions per $1,000	3.861111
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	3.861111

B. Calculation of Class A-3V Interest
1. Class A-3V Pass-Through Rate	5.56000%
2. Days in Accrual Period	25

3. Class A-3V Interest Due	131,663.89
4. Class A-3V Interest Paid	131,663.89
5. Class A-3V Interest Carry Forward Amount Due	0.00
6. Class A-3V Interest Carry Forward Amount Paid	0.00
7. Class A-3V Net Rate Carryover Amount Due	0.00
8. Class A-3V Net Rate Carryover Amount Paid	0.00

9. Class A-3V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-3V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3V Principal
1. Class A-3V Certificate Principal Amount, BOP	34,100,000.00
2. Class A-3V Principal Due	0.00
3. Class A-3V Principal Paid	0.00
4. Class A-3V Certificate Principal Amount, EOP	34,100,000.00

5. Class A-3V Certificate Principal Amount as a % of Original Class A-3V
Certificate Principal Amount, EOP	100.000000%
6. Class A-3V Certificate Principal Amount as a % of the Pool Balance, EOP	3.532799%
7. Class A-3V Certificate principal distribution percentage	0.000000000%

Class A-4 Certficateholder's Statement

A. Information on Distributions
Original Class A-4 Certificate Balance	69,300,000.00
1. Total Distributions per $1,000	3.944444
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	3.944444

B. Calculation of Class A-4 Interest
1. Class A-4 Pass-Through Rate	5.68000%
2. Days in Accrual Period	25

3. Class A-4 Interest Due	273,350.00
4. Class A-4 Interest Paid	273,350.00
5. Class A-4 Interest Carry Forward Amount Due	0.00
6. Class A-4 Interest Carry Forward Amount Paid	0.00
7. Class A-4 Net Rate Carryover Amount Due	0.00
8. Class A-4 Net Rate Carryover Amount Paid	0.00

9. Class A-4 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-4 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-4 Principal
1. Class A-4 Certificate Principal Amount, BOP	69,300,000.00
2. Class A-4 Principal Due	0.00
3. Class A-4 Principal Paid	0.00
4. Class A-4 Certificate Principal Amount, EOP	69,300,000.00

5. Class A-4 Certificate Principal Amount as a % of Original Class A-4
Certificate Principal Amount, EOP	100.000000%
6. Class A-4 Certificate Principal Amount as a % of the Pool Balance, EOP	7.179560%
7. Class A-4 Certificate principal distribution percentage	0.000000000%

Class M-1 Certficateholder's Statement

A. Information on Distributions
Original Class M-1 Certificate Balance	44,200,000.00
1. Total Distributions per $1,000	3.958333
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	3.958333

B. Calculation of Class M-1 Interest

1. Class M-1 Pass-Through Rate	5.70000%
2. Days in Accrual Period	25

3. Class M-1 Interest Due	174,958.33
4. Class M-1 Interest Paid	174,958.33
5. Class M-1 Interest Carry Forward Amount Due	0.00
6. Class M-1 Interest Carry Forward Amount Paid	0.00
7. Class M-1 Net Rate Carryover Amount Due	0.00
8. Class M-1 Net Rate Carryover Amount Paid	0.00

9. Class M-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-1 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-1 Principal

1. Class M-1 Certificate Principal Amount, BOP	44,200,000.00
2. Class M-1 Principal Due	0.00
3. Class M-1 Principal Paid	0.00
4. Class M-1 Certificate Applied Realized Loss Amount	0.00
5. Class M-1 Certificate Principal Amount, EOP	44,200,000.00

6. Class M-1 Certificate Principal Amount as a % of Original Class M-1
Certificate Principal Amount, EOP	100.000000%
7. Class M-1 Certificate Principal Amount as a % of the Pool Balance, EOP	4.579171%
8. Class M-1 Certificate principal distribution percentage	0.000000000%
9. Class M-1 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-1 Certificate Unpaid Realized Loss Amount, EOP	0.00

Class M-2 Certficateholder's Statement

A. Information on Distributions
Original Class M-2 Certificate Balance	44,700,000.00
1. Total Distributions per $1,000	4.027778
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.027778

B. Calculation of Class M-2 Interest

1. Class M-2 Pass-Through Rate	5.80000%
2. Days in Accrual Period	25

3. Class M-2 Interest Due	180,041.67
4. Class M-2 Interest Paid	180,041.67
5. Class M-2 Interest Carry Forward Amount Due	0.00
6. Class M-2 Interest Carry Forward Amount Paid	0.00
7. Class M-2 Net Rate Carryover Amount Due	0.00
8. Class M-2 Net Rate Carryover Amount Paid	0.00

9. Class M-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-2 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-2 Principal

1. Class M-2 Certificate Principal Amount, BOP	44,700,000.00
2. Class M-2 Principal Due	0.00
3. Class M-2 Principal Paid	0.00
4. Class M-2 Certificate Applied Realized Loss Amount	0.00
5. Class M-2 Certificate Principal Amount, EOP	44,700,000.00

6. Class M-2 Certificate Principal Amount as a % of Original Class M-2

Certificate Principal Amount, EOP	100.000000%
7. Class M-2 Certificate Principal Amount as a % of the Pool Balance, EOP	4.630972%
8. Class M-2 Certificate principal distribution percentage	0.000000000%
9. Class M-2 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-2 Certificate Unpaid Realized Loss Amount, EOP	0.00

HSBC FINANCE CORPORATION,
HSBC Home Equity Loan Trust (USA) 2007-1

The undersigned, a duly authorized representative of HSBC Finance Corporation, as Servicer (the "Servicer"), pursuant to a Pooling and Servicing Agreement dated as of April 26, 2007 (the "Pooling and Servicing Agreement"), by and among
HSBC Home Equity Loan Corporation II, as Depositor, the Servicer,
U.S. Bank National Association, as Trustee, HSBC Bank USA, National
Association, as Administrator, and HSBC Home Equity Loan Trust (USA) 2007-1, the
Trust, does hereby certify with respect to the information set forth below as follows:

1. Capitalized terms used in this Servicing Certificate shall have the respective meanings set forth in the Pooling and Servicing Agreement.

2. HSBC Finance Corporation is, as of the date hereof, the
Servicer under the Pooling and Servicing Agreement.

3. The undersigned is a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on May 21, 2007.

5. As of the date hereof, to the best knowledge of the undersigned, the
Servicer has performed in all material respects all of its obligations under the
Pooling and Servicing Agreement through the Collection Period preceding such
Distribution Date and that, except as may be noted on the Servicing Certificate related to a Trigger Event, no Servicer Termination Event has occurred since the prior Determination Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate the 15th day of May, 2007

HSBC FINANCE CORPORATION
as Servicer

By: /s/ Joyce A. Bevacqua
Title: Servicing Officer